Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Other Non-Current Assets

	June 30,	December 31,

	2023	2022

Net defined benefit plan surpluses	52	48

Cash surrender value of life insurance policies	346	337

Deferred commissions	97	121

Other non-current assets (1)	115	113

Total other non-current assets	610	619

(1)	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $92 million and $94 million as of June 30, 2023 and December 31, 2022, respectively (see note 19).